Loans and advances to customers - Impaired loans between no past due and past due (Details) - Loans and receivables - Impaired loans - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Loans and advances to customers	$ 18,132	$ 17,595
Less than 3 Months
Financial assets
Loans and advances to customers	5,110	4,688
6 months
Financial assets
Loans and advances to customers	6,850	4,924
6 to 9 Months
Financial assets
Loans and advances to customers	2,322	1,884
9 to 12 Months
Financial assets
Loans and advances to customers	946	1,469
More than 12 Months
Financial assets
Loans and advances to customers	2,904	4,630
Commercial, financial and industrial loans
Financial assets
Loans and advances to customers	6,007	6,842
Commercial, financial and industrial loans | Less than 3 Months
Financial assets
Loans and advances to customers	2,509	2,658
Commercial, financial and industrial loans | 6 months
Financial assets
Loans and advances to customers	2,472	1,322
Commercial, financial and industrial loans | 6 to 9 Months
Financial assets
Loans and advances to customers	664	417
Commercial, financial and industrial loans | 9 to 12 Months
Financial assets
Loans and advances to customers	127	758
Commercial, financial and industrial loans | More than 12 Months
Financial assets
Loans and advances to customers	235	1,687
Mortgages
Financial assets
Loans and advances to customers	7,361	6,778
Mortgages | Less than 3 Months
Financial assets
Loans and advances to customers	1,086	759
Mortgages | 6 months
Financial assets
Loans and advances to customers	1,624	1,356
Mortgages | 6 to 9 Months
Financial assets
Loans and advances to customers	1,186	1,044
Mortgages | 9 to 12 Months
Financial assets
Loans and advances to customers	815	708
Mortgages | More than 12 Months
Financial assets
Loans and advances to customers	2,650	2,911
Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Loans and advances to customers	2,335	1,952
Installment loans to individuals - Revolving consumer credit cards loans | Less than 3 Months
Financial assets
Loans and advances to customers	868	786
Installment loans to individuals - Revolving consumer credit cards loans | 6 months
Financial assets
Loans and advances to customers	1,467	1,166
Installment loans to individuals - Non-revolving consumer loans
Financial assets
Loans and advances to customers	2,429	2,023
Installment loans to individuals - Non-revolving consumer loans | Less than 3 Months
Financial assets
Loans and advances to customers	647	485
Installment loans to individuals - Non-revolving consumer loans | 6 months
Financial assets
Loans and advances to customers	1,287	1,080
Installment loans to individuals - Non-revolving consumer loans | 6 to 9 Months
Financial assets
Loans and advances to customers	472	423
Installment loans to individuals - Non-revolving consumer loans | 9 to 12 Months
Financial assets
Loans and advances to customers	4	3
Installment loans to individuals - Non-revolving consumer loans | More than 12 Months
Financial assets
Loans and advances to customers	$ 19	$ 32